OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term prepaid expenses	$ 2,514	$ 18,598
ROU - assets under operating leases	7,874	9,762
Prepaid long-term land lease, net	2,572	2,693
Deferred tax asset - see Note 18	1,768	1,810
Deferred tax and other assets, net	$ 14,728	$ 32,863